Other Operations	12 Months Ended
Mar. 31, 2012
Other Operations

24. Other Operations

Other operating revenues and other operating expenses in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
Other operating revenues:	2010	2011	2012	2012
Revenues from the vehicle maintenance and management services	¥41,408	¥40,760	¥40,168	$489
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	54,996	50,659	46,434	565
Revenues from facilities management of golf courses	22,909	22,757	22,867	278
Revenues from facilities management of hotels and Japanese inns	22,093	26,640	28,643	348
Other	105,398	104,728	120,066	1,461

	¥246,804	¥245,544	¥258,178	$3,141

	Millions of yen			Millions of U.S. dollars
Other operating expenses:	2010	2011	2012	2012
Expenses from the vehicle maintenance and management services	¥34,837	¥33,790	¥31,752	$386
Expenses from facilities management of golf courses	19,395	20,630	20,222	246
Expenses from facilities management of hotels and Japanese inns	21,382	24,676	26,038	317
Other	60,141	63,145	72,059	877

	¥135,755	¥142,241	¥150,071	$1,826

Other items consist of revenues and expenses from training facilities and senior housing, operating results from a real estate related business, operating results from electric power related business, commissions for the sale of insurance and other financial products, and revenues and expenses from other operations, of which there were no items exceeding 10% of total other operating revenues and expenses in fiscal 2010, 2011 and 2012, respectively.

Gains and losses from the disposition of operating facilities included in other operating assets are not significant for fiscal 2010, 2011 and 2012.